Transferred financial assets that are not derecognized in their entirety (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	$ 32,121	$ 36,451
Carrying value of associated liabilities recognized on-balance sheet	4,674	13,450
Financial assets at fair value held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	32,121	36,277
Carrying value of associated liabilities recognized on-balance sheet	4,674	13,277
relating to securities lending and repurchase agreements in exchange for cash received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	4,726	13,485
Carrying value of associated liabilities recognized on-balance sheet	4,674	13,277
relating to securities lending agreements in exchange for securities received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	26,234	21,684
Carrying value of associated liabilities recognized on-balance sheet	0	0
relating to other financial asset transfers
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	1,161	1,109
Carrying value of associated liabilities recognized on-balance sheet	0	0
Financial assets at fair value not held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	0	174
Carrying value of associated liabilities recognized on-balance sheet	0	173
UBS AG
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	32,121	36,451
Carrying value of associated liabilities recognized on-balance sheet	4,674	13,450
UBS AG | Financial assets at fair value held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	32,121	36,277
Carrying value of associated liabilities recognized on-balance sheet	4,674	13,277
UBS AG | relating to securities lending and repurchase agreements in exchange for cash received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	4,726	13,485
Carrying value of associated liabilities recognized on-balance sheet	4,674	13,277
UBS AG | relating to securities lending agreements in exchange for securities received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	26,234	21,684
Carrying value of associated liabilities recognized on-balance sheet	0	0
UBS AG | relating to other financial asset transfers
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	1,161	1,109
Carrying value of associated liabilities recognized on-balance sheet	0	0
UBS AG | Financial assets at fair value not held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying value of transferred assets	0	174
Carrying value of associated liabilities recognized on-balance sheet	$ 0	$ 173